NOTE 20 EQUITY (Details)	12 Months Ended
Dec. 31, 2020 USD ($) $ / shares shares
Statement [Line Items]
Number of warrants exercise and shares issued | shares	50,290,026
Weighted average exercise price | $ / shares	$ 0.1056
Cash received	$ 5,313,064
Warrant liability transferred to share capital	5,376,697
Share capital	$ 10,689,762
Warrant One
Statement [Line Items]
Number of warrants exercise and shares issued | shares	1,000,000
Weighted average exercise price | $ / shares	$ 0.0937
Cash received	$ 93,691
Warrant liability transferred to share capital	121,464
Share capital	$ 215,156
Issue date	December 8, 2020
Warrant Two
Statement [Line Items]
Number of warrants exercise and shares issued | shares	909,090
Weighted average exercise price | $ / shares	$ 0.1249
Cash received	$ 113,565
Warrant liability transferred to share capital	97,647
Share capital	$ 211,212
Issue date	December 8, 2020
Warrant Three
Statement [Line Items]
Number of warrants exercise and shares issued | shares	9,125,000
Weighted average exercise price | $ / shares	$ 0.0781
Cash received	$ 712,724
Warrant liability transferred to share capital	958,652
Share capital	$ 1,671,375
Issue date	December 9, 2020
Warrant Four
Statement [Line Items]
Number of warrants exercise and shares issued | shares	7,364,515
Weighted average exercise price | $ / shares	$ 0.0937
Cash received	$ 690,262
Warrant liability transferred to share capital	675,387
Share capital	$ 1,365,648
Issue date	December 9, 2020
Warrant Five
Statement [Line Items]
Number of warrants exercise and shares issued | shares	5,512,264
Weighted average exercise price | $ / shares	$ 0.1250
Cash received	$ 688,872
Warrant liability transferred to share capital	308,191
Share capital	$ 997,063
Issue date	December 9, 2020
Warrant Six
Statement [Line Items]
Number of warrants exercise and shares issued | shares	2,000,000
Weighted average exercise price | $ / shares	$ 0.0785
Cash received	$ 157,060
Warrant liability transferred to share capital	267,897
Share capital	$ 424,957
Issue date	December 10, 2020
Warrant Seven
Statement [Line Items]
Number of warrants exercise and shares issued | shares	4,736,634
Weighted average exercise price | $ / shares	$ 0.0942
Cash received	$ 446,361
Warrant liability transferred to share capital	607,619
Share capital	$ 1,053,980
Issue date	December 10, 2020
Warrant Eight
Statement [Line Items]
Number of warrants exercise and shares issued | shares	5,828,618
Weighted average exercise price | $ / shares	$ 0.1256
Cash received	$ 732,353
Warrant liability transferred to share capital	484,975
Share capital	$ 1,217,328
Issue date	December 10, 2020
Warrant Nine
Statement [Line Items]
Number of warrants exercise and shares issued | shares	431,075
Weighted average exercise price | $ / shares	$ 0.1492
Cash received	$ 64,319
Warrant liability transferred to share capital	20,324
Share capital	$ 84,643
Issue date	December 10, 2020
Warrant Ten
Statement [Line Items]
Number of warrants exercise and shares issued | shares	2,064,515
Weighted average exercise price | $ / shares	$ 0.0941
Cash received	$ 194,201
Warrant liability transferred to share capital	407,762
Share capital	$ 601,963
Issue date	December 14, 2020
Warrant Eleven
Statement [Line Items]
Number of warrants exercise and shares issued | shares	2,192,728
Weighted average exercise price | $ / shares	$ 0.1254
Cash received	$ 275,015
Warrant liability transferred to share capital	367,169
Share capital	$ 642,184
Issue date	December 14, 2020
Warrant Twelve
Statement [Line Items]
Number of warrants exercise and shares issued | shares	5,300,000
Weighted average exercise price | $ / shares	$ 0.1258
Cash received	$ 666,562
Warrant liability transferred to share capital	672,239
Share capital	$ 1,338,801
Issue date	December 15, 2020
Warrant Thirteen
Statement [Line Items]
Number of warrants exercise and shares issued | shares	2,063,637
Weighted average exercise price | $ / shares	$ 0.1258
Cash received	$ 259,618
Warrant liability transferred to share capital	194,262
Share capital	$ 453,880
Issue date	December 17, 2020
Warrant Fourteen
Statement [Line Items]
Number of warrants exercise and shares issued | shares	1,700,000
Weighted average exercise price | $ / shares	$ 0.1240
Cash received	$ 210,722
Warrant liability transferred to share capital	187,746
Share capital	$ 398,468
Issue date	December 22, 2020
Warrant Fifteen
Statement [Line Items]
Number of warrants exercise and shares issued | shares	61,950
Weighted average exercise price | $ / shares	$ 0.1249
Cash received	$ 7,740
Warrant liability transferred to share capital	5,364
Share capital	$ 13,104
Issue date	December 28, 2020